Income Taxes - Schedule of Provision (Benefit) for Income Taxes (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018
Income Tax Disclosure [Abstract]
Expected tax at 21%, 21%, 21% and 35%, respectively	$ (281,944)		$ (161,718)	$ (108,819)
Non-deductible stock-based compensation	16,800		8,400	73,500
Non-deductible loss (nontaxable income) from derivative liability	212,261		69,943	49,228
Non-deductible amortization of debt discounts	35,760		50,228	6,083
Increase (decrease) in Valuation allowance	17,123		38,147	(19,992)
Provision for (benefit from) income taxes